Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	May 31, 2016	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
C000169568
Account Value [Line Items]
Line Graph and Table Measure Name		Moerus Worldwide Value Fund - Class N
Account Value	$ 10,000	$ 20,148	$ 15,879	$ 13,631	$ 12,032	$ 10,206	$ 11,521	$ 11,132	$ 12,913	$ 10,600
C000169569
Account Value [Line Items]
Line Graph and Table Measure Name	Moerus Worldwide Value Fund - Institutional Class
Account Value	$ 100,000	205,715	161,821	138,561	121,971	103,200	116,173	112,054	129,617	106,100
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000	24,909	19,751	17,633	19,951	16,727	14,545	12,795	12,921	10,367
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 100,000	249,093	197,509	176,325	199,509	167,275	145,445	127,947	129,211	103,669
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000	17,191	15,209	13,920	15,795	14,472	13,214	11,883	12,933	10,136
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 100,000	$ 171,912	$ 152,088	$ 139,197	$ 157,948	$ 144,721	$ 132,138	$ 118,834	$ 129,331	$ 101,365